UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ (24,079)	$ 15,308	$ 9,985	$ 9,508	$ 5,821
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	11,159	9,188	12,470	4,110	3,493
Amortization of loan costs and debt discounts	2,477	0
Payment in kind interest	1,520	0
Deferred income taxes	1,812	(338)	(1,566)	(477)	(1,135)
Loss on sale of property and equipment	121	189	148	(2)	0
Share-based compensation	114	0	21	0	0
Write off of loan issuance costs			1,229	0	0
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(18,679)	(15,284)	6,287	(13,665)	(10,845)
Deferred costs on contracts	(201)	(693)	(2,911)	(4)	799
Accounts payable	18,773	(1,057)	(22,505)	14,941	10,487
Income and other taxes payable	2,825	4,444	1,932	(802)	3,085
Other	(2,975)	(3,384)	625	(1,247)	(365)
Restricted cash			3,593	(68)	(1,310)
Prepaid expenses			5,964	(2,972)	1,361
Accrued liabilities			2,355	(3,875)	(1,541)
Accrued payroll liabilities			864	(356)	775
Deferred revenue			(865)	7,630	2,555
Other liabilities			0	(140)	(228)
Net cash (used in) provided by operating activities	(7,133)	8,373	(1,488)	18,661	12,850
Investing activities:
Purchase of property and equipment	(3,906)	(28,100)	(49,949)	(22,231)	(8,844)
Business acquisition, net of cash acquired	0	(760)	(760)	(1,322)	0
Proceeds from sale of property and equipment	0	486	849	23	1,005
Net cash used in investing activities	(3,906)	(28,374)	(49,860)	(23,530)	(7,839)
Financing activities:
Principal borrowings on notes payable	0	70,122	118,247	4,139	2,284
Net proceeds from Merger	35,277	0
Repayments of notes payable	(653)	(41,049)	(44,362)	(650)	(4,100)
Payment of debt issuance costs	(1,500)	0	(8,657)	0	0
Merger costs	(5,027)	0
Repayments of capital lease obligations	(637)	(894)	(1,122)	(47)	(170)
Dividend payments on common shares	(10,000)	0
Dividend payments on preferred shares	(5,084)	(112)
Repayments of advances from related parties			(1,917)	(895)	(928)
Advances from related parties			0	1,192	1,648
Dividend payments			(168)	(537)	(154)
Net cash provided by (used in) financing activities	12,376	28,067	62,021	3,202	(1,420)
Effects of exchange rate changes on cash and cash equivalents	(296)	882	70	(587)	430
Net change in cash and cash equivalents	1,041	8,948	10,743	(2,254)	4,021
Cash at the beginning of period	15,721	4,978	4,978	7,232	3,211
Cash at the end of period	16,762	13,926	15,721	4,978	7,232
Supplemental disclosures of cash flow information:
Interest paid	6,871	1,450	5,813	689	197
Income taxes paid	3,299	234	2,503	1,540	2,875
Non-cash investing and financing activities:
Dividends accrued but unpaid on common shares	0	0
Dividends accrued but unpaid on preferred shares	1,072	819
Capital assets acquired under capital lease	98	85	410	2,289	0
Cash flow impact of Merger	40,277
Exchangeable shares issued in connection with Datum acquisition			0	3,422	0
Deferred consideration related to the Datum acquisition			0	760	0
Dividends accrued but unpaid			$ 525	$ 525	$ 0